B - DEBT (Tables)	6 Months Ended	12 Months Ended
	Jul. 28, 2012	Jan. 28, 2012
Schedule of Debt

A summary of the Company’s consolidated Short-term borrowings and Long-term debt as of July 28, 2012, January 28, 2012 and July 30, 2011 is outlined in the table below:

(In millions)	July 28, 2012	January 28, 2012	July 30, 2011
Short-term borrowings
Labuan uncommitted lines of credit	$14	$9	$—

Long-term debt
French real estate credit facility, due fiscal 2012	$75	$81	$89
Spanish real estate credit facility, due fiscal 2012	156	168	184
U.K. real estate senior credit facility, due fiscal 2013	546	547	573
U.K. real estate junior credit facility, due fiscal 2013	95	95	100
7.875% senior notes, due fiscal 2013 (1)(2)	399	398	397
Toys-Japan unsecured credit lines, expires fiscals 2013-2014 (3)	116	—	108
Toys-Japan 1.85%-2.85% loans due fiscals 2013-2016	154	166	194
Secured revolving credit facility, expires fiscal 2015 (4)	—	—	173
European and Australian asset-based revolving credit facility, expires fiscal 2016	—	—	33
Secured term loan facility, due fiscal 2016 (4)	680	683	686
7.375% senior secured notes, due fiscal 2016 (4)	363	365	358
10.750% senior notes, due fiscal 2017 (5)	932	931	930
8.500% senior secured notes, due fiscal 2017 (6)	717	717	716
Incremental secured term loan facility, due fiscal 2018 (4)	393	394	396
Second incremental secured term loan facility, due fiscal 2018 (4)(7)	221	—	—
7.375% senior notes, due fiscal 2018 (1)	404	404	404
8.750% debentures, due fiscal 2021 (8)	22	22	22
Finance obligations associated with capital projects	153	147	128
Capital lease obligations	38	43	43

	5,464	5,161	5,534
Less current portion (9)	985	315	171

Total Long-term debt (10)	$4,479	$4,846	$5,363

(1)	Represents obligations of Toys “R” Us, Inc. (the “Parent Company”) legal entity.
(2)	On August 1, 2012, we completed the offering of $450 million aggregate principal amount of 10.375% senior notes due fiscal 2017 (the “2017 Notes”). The net proceeds were primarily used to redeem the $400 million outstanding principal amount of our 7.875% senior notes due fiscal 2013 (the “2013 Notes”), plus fees. As a result of this refinancing, the 2013 Notes are classified as long-term as of July 28, 2012.
(3)	Toys “R” Us-Japan, Ltd. (“Toys-Japan”) currently has an agreement with a syndicate of financial institutions, which includes two unsecured loan commitment lines of credit (“Tranche 1” and “Tranche 2”). On June 25, 2012, Toys-Japan amended the terms under Tranche 1 and entered into an agreement to refinance Tranche 2 of its committed lines of credit.
(4)	Represents obligations of Toys “R” Us-Delaware, Inc. (“Toys-Delaware”).
(5)	Represents obligations of Toys “R” Us Property Company I, LLC and its subsidiaries (“TRU Propco I”).
(6)	Represents obligations of Toys “R” Us Property Company II, LLC (“TRU Propco II”).
(7)	On April 10, 2012, Toys-Delaware and certain of its subsidiaries issued a new tranche of term loans in an aggregate principal amount of $225 million due fiscal 2018 (“Second Incremental Secured Term Loan”). Pursuant to the terms of the agreement, Toys-Delaware is required to make quarterly principal payments equal to 0.25% ($2.25 million per year) of the original principal amount of the loan. As such, this amount has been classified as Current portion of Long-term debt on our Condensed Consolidated Balance Sheet as of July 28, 2012.
(8)	Represents obligations of the Parent Company and Toys-Delaware.

(9)	Current portion of Long-term debt as of July 28, 2012 is primarily comprised of $546 million of U.K. real estate senior credit facility due April 7, 2013; $156 million of our Spanish real estate credit facility due February 1, 2013; $95 million of our U.K. real estate junior credit facility due April 7, 2013; and $75 million of our French real estate credit facility due February 1, 2013.
(10)	We maintain derivative instruments on certain of our long-term debt, which impact our effective interest rates. Refer to Note 3 entitled “Derivative instruments and hedging activities” for further details.

A summary of the Company’s consolidated Short-term borrowings and Long-term debt as well as the effective interest rates on our outstanding variable rate debt as of January 28, 2012 and January 29, 2011, respectively, is outlined in the table below:

(In millions)	January 28, 2012	January 29, 2011

Short-term borrowings
Labuan uncommitted lines of credit(1)	$9	$—

Long-term debt
7.625% notes, due fiscal 2011(2)(3)	$—	$503
Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016(4)	166	177
French real estate credit facility, due fiscal 2012 (4.51% and 4.51%)	81	84
Spanish real estate credit facility, due fiscal 2012 (4.51% and 4.51%)	168	175
U.K. real estate senior credit facility, due fiscal 2013 (5.02% and 5.02%)	547	555
U.K. real estate junior credit facility, due fiscal 2013 (6.84% and 6.84%)	95	97
7.875% senior notes, due fiscal 2013 (2)	398	396
Toys-Japan unsecured credit lines, expire fiscals 2012-2013(5)	—	17
Secured revolving credit facility, expires fiscal 2015(6)	—	—
European and Australian asset-based revolving credit facility, expires fiscal 2016(7)	—	—
Secured term loan facility, due fiscal 2016(6)	683	687
7.375% senior secured notes, due fiscal 2016(6)	365	348
10.750% senior notes, due fiscal 2017(8)	931	929
8.500% senior secured notes, due fiscal 2017(9)	717	716
Incremental secured term loan facility, due fiscal 2018(6)(10)	394	—
7.375% senior notes, due fiscal 2018(2)	404	405
8.750% debentures, due fiscal 2021(11)	22	22
Finance obligations associated with capital projects	147	123
Capital lease obligations	43	54

	5,161	5,288
Less current portion(12)	315	570

Total Long-term debt(13)	$4,846	$4,718

(1)	Pursuant to the acquisition of Labuan on October 31, 2011, the Company, as of January 28, 2012, reported borrowings under uncommitted lines of credit for the joint venture, which has been included in Accrued expenses and other current liabilities on our Consolidated Balance Sheet.

(2)	Represents obligations of Toys “R” Us, Inc. (the “Parent Company”) legal entity. For further details on parent company information, refer to Schedule I—Parent Company Condensed Financial Statements and Notes to the Condensed Financial Statements.

(3)	On June 24, 2011, we redeemed the 7.625% notes due fiscal 2011 (the “2011 Notes”) with funds received from the net proceeds of a new tranche of term loans in an aggregate principal amount of $400 million (“Incremental Secured Term Loan”) and borrowings under our secured revolving credit facility (“ABL Facility”).

(4)	On February 28, 2011, Toys-Japan entered into an additional bank loan with a financial institution totaling ¥1.0 billion ($13 million at January 28, 2012). Commencing in January 2012, Toys-Japan is required to make annual principal payments of approximately ¥1.6 billion ($21 million at January 28, 2012). As such, this amount has been classified as Current portion of long-term debt on our Consolidated Balance Sheet as of January 28, 2012.

(5)	On March 18, 2011, Toys-Japan entered into an agreement to refinance, at maturity, Tranche 2 of its committed lines of credit to extend the maturity date of the agreement and amend certain other provisions.

(6)	Represents obligations of Toys “R” Us—Delaware, Inc. (“Toys-Delaware”).

(7)	On March 8, 2011, certain of our foreign subsidiaries amended and restated the credit agreement to extend the maturity date of the facility and amend certain other provisions.

(8)	Represents obligations of Toys “R” Us Property Company I, LLC (“TRU Propco I”) and its subsidiaries.

(9)	Represents obligations of Toys “R” Us Property Company II, LLC (“TRU Propco II”).

(10)	On May 25, 2011, Toys-Delaware and certain of its subsidiaries issued the Incremental Secured Term Loan. Pursuant to the terms of the agreement, Toys-Delaware is required to make quarterly principal payments equal to 0.25% ($4 million per year) of the original principal amount of the loan. As such, this amount has been classified as Current portion of Long-term debt on our Consolidated Balance Sheet as of January 28, 2012.

(11)	Represents obligations of the Parent Company and Toys-Delaware.

(12)	Current portion of Long-term debt as of January 28, 2012 is primarily comprised of $168 million of our Spanish real estate credit facility and $81 million of our French real estate credit facility due 2012. Current portion of Long-term debt as of January 29, 2011 was primarily comprised of $503 million of the 2011 notes, which were redeemed on June 24, 2011.

(13)	We maintain derivative instruments on certain of our long-term debt, which impact our effective interest rates. Refer to Note 3 entitled “DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES” for further details.

Annual Maturities of Parent Company's Long-Term Debt

The annual maturities of our Short-term borrowings and Long-term debt, including current portions, at January 28, 2012 are as follows:

(In millions)	Annual maturities

2012	$324
2013	1,094
2014	48
2015	84
2016	1,020
2017 and subsequent	2,622

Total	$5,192

Parent company
Schedule of Debt

A summary of the Parent Company’s Long-term debt as of January 28, 2012 and January 29, 2011 is outlined in the table below:

(In millions)	January 28, 2012	January 29, 2011

7.625% notes, due fiscal 2011(1)	$—	$503
7.875% senior notes, due fiscal 2013	398	396
7.375% senior notes, due fiscal 2018	404	405
8.750% debentures, due fiscal 2021(2)	22	22

	824	1,326
Less current portion(3)	—	503

Total Long-term debt	$824	$823

(1)	On June 24, 2011, the Parent Company received funds from Toys-Delaware from the net proceeds from the Incremental Secured Term Loan along with borrowings under the ABL Facility to redeem the outstanding principal amount of the 7.625% notes due fiscal 2011.

(2)	Represents obligations of Toys “R” Us, Inc. and Toys—Delaware.

(3)	Current portion of Long-term debt as of January 29, 2011 was comprised of $503 million of the 7.625% notes, which were redeemed on June 24, 2011.

Annual Maturities of Parent Company's Long-Term Debt

The annual maturities of the Parent Company’s Long-term debt at January 28, 2012 are as follows:

(In millions)	Annual maturities

2012	$—
2013	400
2014	—
2015	—
2016	—
2017 and subsequent	422

Total	$822